Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Future minimum lease payments due under operating and capital leases
Operating Leases 2013	$ 11,046
Capital Leases 2013	73,562	[1]
Operating Leases 2014	11,267
Capital Leases 2014	1,219	[1]
Operating Leases 2015	11,072
Capital Leases 2015	8,984	[1]
Operating Leases 2016	11,168
Capital Leases 2016	559	[1]
Operating Leases 2017	11,180
Capital Leases 2017	559	[1]
Operating Leases Thereafter	644,257
Capital Leases Thereafter	970	[1]
Operating Lease Total	699,990
Capital Leases Total	$ 85,853	[1]

[1]	(1) Amounts above represent principal and interest obligations under capital lease arrangements. Related assets with a gross value of $186,343,000 and accumulated depreciation of $8,639,000 are recorded in real property.